Offerings - Offering: 1	Jan. 16, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, no par value per share
Amount Registered | shares	3,350,000
Proposed Maximum Offering Price per Unit | $ / shares	2.13
Maximum Aggregate Offering Price	$ 7,135,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 985.42
Offering Note	Represents the shares of common stock, no par value per share (“common stock”), of SKYX Platforms Corp. (the “Company”) to be offered for resale by the selling securityholders named in this Registration Statement. Consists of up to 3,350,000 shares of common stock, including (i) up to (A) 750,000 shares of common stock reserved for issuance upon the conversion of 60,000 outstanding shares of Series A-2 Preferred Stock, no par value per share (the “Series A-2 Preferred Shares”), which have an original issue price of $25.00 per share and are convertible into shares of common stock at a conversion price of $2.00 per share of common stock, and (B) 600,000 shares of common stock that may be issuable as payment of dividends on such Series A-2 Preferred Shares, and (ii) 2,000,000 shares of common stock issued pursuant to a private placement.Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement also covers (i) such additional number of shares of common stock issuable upon stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events or (ii) such reduced number of shares of common stock in respect of any reverse stock splits, stock dividends, reclassifications, recapitalizations, combinations or similar events, in each case with respect to the shares of common stock being registered pursuant to this Registration Statement.Estimated solely for the purpose of calculating the registration fee pursuant to Securities Act Rule 457(c) and calculated based upon the average of the high and low prices of the Company’s common stock on The Nasdaq Stock Market LLC on January 12, 2026, which date is within five business days prior to the filing of this Registration Statement.